Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Revenues - related party	$ 16,131	$ 16,314	$ 48,394	$ 48,941	$ 65,255	$ 36,544
Cost of revenues - depreciation	10,183	10,117	30,803	30,351	42,224	15,540
Gross profit	5,948	6,197	17,591	18,590	23,032	21,003
OPERATING EXPENSES:
Repairs & Maintenance	836		3,439	1,542
Property taxes	8,030		16,303	8,515
Other general and administrative expenses	11,365	8,867	14,382	5,622	28,673	36,066
Total operating expenses	20,231	8,867	34,124	15,678	28,673	36,066
Income (Loss) from operations	(14,283)	(2,670)	(16,533)	2,912	(5,641)	(15,062)
Other income (expense):
Interest expense	(7,473)		(22,418)	(22,583)	(29,537)	(22,031)
Total other income (expense)	(7,473)		(22,418)	(22,583)
Loss before income taxes	(21,756)	(2,670)	(38,951)	(19,672)	(35,178)	(37,093)
Provision for income taxes
Net (Loss)	(21,756)	(2,670)	(38,951)	(19,672)	(35,178)	(37,093)
Other comprehensive income (loss):
Foreign currency translation adjustment			10,299	38,089	23,876	(37,526)
COMPREHENSIVE LOSS	$ (21,756)	$ (2,670)	$ (28,652)	$ 18,417	$ (11,302)	$ (74,619)
Net (loss) per share, basic and fully diluted	$ (7,252)	$ (890)	$ (12,984)	$ (6,557)	$ (3,767)	$ (24,873)
Weighted average common shares outstanding	3	3	3	3	3	3